Schedule of Investments (unaudited) March 31, 2023	BlackRock LifePath® Dynamic 2055 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 89.4%
BlackRock Advantage Emerging Markets Fund, Class K	397,632	$3,761,601
BlackRock Tactical Opportunities Fund, Class K	211,104	3,004,005
Diversified Equity Master Portfolio	$39,652,864	39,652,864
International Tilts Master Portfolio	$11,018,448	11,018,448
iShares Developed Real Estate Index Fund, Class K	227,659	2,048,931
iShares MSCI EAFE Small-Cap ETF	58,524	3,482,763

		62,968,612

Fixed-Income Funds — 1.8%
BlackRock Diversified Fixed Income Fund	3,222	31,803
BlackRock High Yield Bond Portfolio, Class K	100,349	681,370
iShares iBoxx $Investment Grade Corporate Bond ETF	4,269	467,925
iShares TIPS Bond ETF(b)	1,139	125,575

		1,306,673

Security	Shares	Value

Money Market Funds — 8.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(c)(d)	127,530	$127,568
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.73%(c)	5,942,860	5,942,860

		6,070,428

Total Investments — 99.8% (Cost: $63,926,121)		70,345,713

Other Assets Less Liabilities — 0.2%		108,363

Net Assets — 100.0%		$70,454,076

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares/ Investment Value Held at 03/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Advantage Emerging Markets Fund, Class K	$3,554,832	$—		$—		$—	$206,769	$3,761,601	397,632	$—		$—
BlackRock Cash Funds: Institutional, SL Agency Shares	3,578,731	—		(3,451,361	)(a)	346	(148)	127,568	127,530	615	(b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,678,707	2,264,153	(a)	—		—	—	5,942,860	5,942,860	42,751		—
BlackRock Diversified Fixed Income Fund	—	32,216		—		—	(413)	31,803	3,222	216		—
BlackRock High Yield Bond Portfolio, Class K	655,652	10,933	(a)	—		—	14,785	681,370	100,349	11,033		—
BlackRock Tactical Opportunities Fund, Class K	3,044,115	—		—		—	(40,110)	3,004,005	211,104	—		—
Diversified Equity Master Portfolio	34,929,927	2,168,114	(a)(c)	—		(148,476)	2,703,299	39,652,864	$39,652,864	179,613		—
International Tilts Master Portfolio	10,109,696	64,500	(a)(c)	—		158,013	686,239	11,018,448	$11,018,448	64,500		—
iShares Developed Real Estate Index Fund, Class K	1,793,301	353,001		(120,000)		(10,533)	33,162	2,048,931	227,659	—		—
iShares iBoxx $Investment Grade Corporate Bond ETF	450,081	—		—		—	17,844	467,925	4,269	3,047		—
iShares MSCI EAFE Small-Cap ETF	3,305,435	—		—		—	177,328	3,482,763	58,524	—		—
iShares TIPS Bond ETF	121,235	—		—		—	4,340	125,575	1,139	—		—

						$(650)	$3,803,095	$70,345,713		$301,775		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.

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Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock LifePath® Dynamic 2055 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	5	06/08/23	$758	$45,777
S&P/TSE 60 Index	10	06/15/23	1,789	44,700
MSCI EAFE Index	23	06/16/23	2,411	75,086
MSCI Emerging Markets Index	66	06/16/23	3,285	109,207
Russell 2000 E-Mini Index	13	06/16/23	1,179	18,828
S&P 500 Micro E-Mini Index	95	06/16/23	1,965	109,746
10-Year U.S. Treasury Note	12	06/21/23	1,381	37,837

				441,181

Short Contracts
Ultra U.S. Treasury Bond	2	06/21/23	283	(10,725)

				$430,456

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CAD	2,155,734	USD	1,584,845	Morgan Stanley & Co. International PLC	06/21/23	$12,245
EUR	594,301	USD	630,794	Bank of America N.A.	06/21/23	16,556
EUR	594,302	USD	630,321	Morgan Stanley & Co. International PLC	06/21/23	17,029

						45,830

USD	104,419	EUR	98,000	Deutsche Bank AG	06/21/23	(2,329)

						$43,501

OTC Total Return Swaps

Paid by the Fund		Received by the Fund			Effective Date	Termination Date	Notional Amount (000)			Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Reference	Frequency	Counterparty					Value

1-Day SOFR plus 0.25%, 4.80%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	11/11/23	USD	1,351	$(24,863)	$—	$(24,863)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock LifePath® Dynamic 2055 Fund

Fair Value Hierarchy as of Period End (continued)

funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$12,297,300	$—	$—	$12,297,300
Fixed-Income Funds	1,306,673	—	—	1,306,673
Money Market Funds	6,070,428	—	—	6,070,428

	$19,674,401	$—	$—	19,674,401

Investments Valued at NAV(a)				50,671,312

				$70,345,713

Derivative Financial Instruments(b)
Assets
Equity Contracts	$357,567	$45,777	$—	$403,344
Foreign Currency Exchange Contracts	—	45,830	—	45,830
Interest Rate Contracts	37,837	—	—	37,837
Liabilities
Equity Contracts	—	(24,863)	—	(24,863)
Foreign Currency Exchange Contracts	—	(2,329)	—	(2,329)
Interest Rate Contracts	(10,725)	—	—	(10,725)

	$384,679	$64,415	$—	$449,094

(a)

Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

CAD	Canadian Dollar

EUR	Euro

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

SOFR	Secured Overnight Financing Rate

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